Deposits for Non-Current Assets (Detail) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Deposit for purchase of non-current assets	$ 94	$ 374
Property, Plant And Equipment and Other Intangible Assets
Property, Plant and Equipment [Line Items]
Deposit for purchase of non-current assets	$ 94	$ 374